Investee Companies and other investments (Schedule of Changes in Investments) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Changes in equity and loans:
Balance as at January 1	€ 28,161	€ 30,820
Repayment of long term loans	(370)	(4,576)
Interest and reevaluation in connection with long term loans	782	1,079
Deferred interest	54	52
Elimination of interest on loan from related party	(868)	(1,130)
The Company's share of income	3,086	2,545	€ 1,531
Foreign currency translation adjustments	2,716	(629)
Balance as at December 31	€ 33,561	€ 28,161	€ 30,820